Summit Funds	07/01/2010 - 06/30/2011

ICA File Number: 811-7093
Reporting Period: 07/01/2010 - 06/30/2011
T. Rowe Price Summit Funds, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7093

T. Rowe Price Summit Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2010 to 06/30/2011

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this reportto be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Summit Funds, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 29, 2011

========================== SUMMIT CASH RESERVES FUND ===========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

=============================== SUMMIT GNMA FUND ===============================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

============================== END NPX REPORT===================================